Shareholder Report, Average Annual Return (Details)		4 Months Ended
	Feb. 26, 2024	Jun. 30, 2024
C000247041
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Swan Enhanced Dividend Income ETF
Without Sales Load [Member] | C000247041
Average Annual Return [Line Items]
Average Annual Return, Percent		3.54%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		8.24%
CBOE S&P 500 BUYWRITE INDEX - BXM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> BuyWrite Index
Average Annual Return, Percent		4.15%
Swan Enhanced Dividend Income ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		3.60%